SHARE CAPITAL - Share Based Payments - Share Option Plan - Outstanding Stock Options (Details)	Dec. 31, 2020 Options $ / shares	Dec. 31, 2019 Options $ / shares	Dec. 31, 2018 Options $ / shares
Disclosure of classes of share capital
Number outstanding | Options	4,068,884	3,834,119	3,176,518
Exercise Price | $ / shares	$ 4.05	$ 3.31	$ 2.28
Exercise Price $1.08 Expiry Date April 10, 2021
Disclosure of classes of share capital
Number outstanding | Options	285,750
Exercise Price | $ / shares	$ 1.08
Exercise Price $2.80 Expiry Date April 28, 2022
Disclosure of classes of share capital
Number outstanding | Options	722,408
Exercise Price | $ / shares	$ 2.80
Exercise Price $2.80 Expiry Date May 30, 2022
Disclosure of classes of share capital
Number outstanding | Options	156,081
Exercise Price | $ / shares	$ 2.80
Exercise Price $3.30 Expiry Date May 31, 2023
Disclosure of classes of share capital
Number outstanding | Options	852,735
Exercise Price | $ / shares	$ 3.30
Exercise Price $5.18 Expiry Date April 3, 2024
Disclosure of classes of share capital
Number outstanding | Options	848,252
Exercise Price | $ / shares	$ 5.18
Exercise Price $6.48 Expiry Date August 9, 2024
Disclosure of classes of share capital
Number outstanding | Options	50,000
Exercise Price | $ / shares	$ 6.48
Exercise Price 5.83 With Expiration December 12,2024
Disclosure of classes of share capital
Number outstanding | Options	268,313
Exercise Price | $ / shares	$ 5.83
Exercise Price $5.17 Expiry Date March 10, 2025
Disclosure of classes of share capital
Number outstanding | Options	855,345
Exercise Price | $ / shares	$ 5.17
Exercise Price $6.54 Expiry Date September 24, 2025
Disclosure of classes of share capital
Number outstanding | Options	30,000
Exercise Price | $ / shares	$ 6.54